Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations, Plan Assets And Funded Status
The following table provides the changes in benefit obligations, assets and the funded status of the Plans at December 31, 2023 and 2022.
Obligations and Funded Status

	Retirement Plans		Postretirement Plans
(dollars in millions)	2023	2022	2023	2022
Change in benefit obligation
Projected benefit obligation at January 1	$1,115	$1,056	$—	$—
Projected benefit obligation of acquired plans	—	389	—	28
Service cost	9	14	—	—
Interest cost	61	43	—	—
Actuarial loss (gain)	50	(324)	—	—
Benefits paid	(66)	(63)	—	(1)
Plan termination	—	—	—	(27)
Projected benefit obligation at December 31	1,169	1,115	—	—
Change in plan assets
Fair value of plan assets at January 1	1,404	1,345	—	—
Fair value of plan assets of acquired plans	—	386	—	—
Actual return (loss) on plan assets	245	(270)	—	—
Employer contributions	6	—	—	—
Benefits paid	(66)	(57)	—	—
Fair value of plan assets at December 31	1,589	1,404	—	—
Funded status at December 31	$420	$289	$—	$—
Information for Retirement Plans with a benefit obligation in excess of plan assets
Projected and accumulated benefit obligations	$54	$54	$—	$—
Reported in Consolidated Balance Sheets
Funded Pension Plans (other assets)	474	343	—	—
Unfunded Supplemental and Executive Retirement Plans (other liabilities)	(54)	(54)	—	—
Net funded status of Retirement Plans	$420	$289	$—	$—

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income
The following table details the amounts recognized in accumulated other comprehensive income, before income taxes, at December 31, 2023 and 2022. See Note 18—Accumulated Other Comprehensive (Loss) Income for additional information.

	Retirement Plans		Postretirement Plans
(dollars in millions)	2023	2022	2023	2022
Net actuarial gain	$122	$13	$—	$—

Schedule of Net Benefit Costs
The following table shows the components of periodic benefit cost related to the Plans and changes in assets and benefit obligations of the Plans recognized in other comprehensive income, before income taxes, for the years ended December 31, 2023, 2022 and 2021. See Note 18—Accumulated Other Comprehensive (Loss) Income for additional information.

Net Periodic Benefit Costs and Other Amounts	Retirement Plans			Postretirement Plans
	Year ended December 31			Year ended December 31
(dollars in millions)	2023	2022	2021	2023	2022
Service cost	$9	$14	$15	$—	$—
Interest cost	61	43	30	—	—
Expected return on assets	(85)	(87)	(78)	—	—
Net prior service credit amortization	—	—	—	—	(27)
Amortization of net actuarial loss	—	12	27	—	—
Total net periodic benefit	(15)	(18)	(6)	—	(27)
Current year actuarial (gain) loss	(109)	33	(98)	—	—
Amortization of actuarial loss	—	(12)	(27)	—	—
Current year amortization of prior service cost	—	—	—	—	27
Amortization of prior service cost	—	—	—	—	(27)
Net (gain) loss recognized in other comprehensive income	(109)	21	(125)	—	—
Total recognized in net periodic benefit cost and other comprehensive income	$(124)	$3	$(131)	$—	$(27)

Schedule of Defined Benefit Plan Assumptions
The assumptions used to determine the benefit obligations at December 31, 2023 and 2022 are as follows:

Weighted Average Assumptions	Retirement Plans		Postretirement Plans
	2023	2022	2023	2022
Discount rate	5.17%	5.57%	N/A	N/A
Rate of compensation increase	5.60	5.60	N/A	N/A
Interest crediting rate (1)	4.00	4.25	N/A	N/A
(1) Specific to cash investments in the CIT Pension Plan.
The assumptions used to determine the net periodic benefit cost for the years ended December 31, 2023, 2022 and 2021, are as follows:

Weighted Average Assumptions	Retirement Plans			Postretirement Plans
	2023	2022	2021	2023	2022
Discount rate	5.57%	3.03%	2.76%	4.56%	3.02%
Rate of compensation increase	5.60	5.60	5.60	N/A	N/A
Expected long-term return on plan assets	6.14	5.87	7.50	N/A	N/A
Interest crediting rate (1)	4.25	1.50	N/A	N/A	N/A
(1) Specific to cash investments in the CIT Pension Plan.

Schedule of Fair Value and Allocation of Plan Assets
The following tables summarize the fair values and fair value hierarchy for the assets of the Pension Plans at December 31, 2023 and 2022.

Fair Value Measurements	December 31, 2023
dollars in millions	Market Value	Level 1	Level 2	Level 3	Not Classified (1)	Weighted Average Target Allocation Pension Plans	Actual % of Plans' Assets
Cash and equivalents	$31	$31	$—	$—	$—	—% - 5%	2%
Equity securities						25% - 65%	45%
Common and preferred stock	134	134	—	—	—
Mutual funds	126	126	—	—	—
Exchange traded funds	459	459	—	—	—
Fixed income						30% - 65%	50%
U.S. government and government agency securities	17	—	17	—	—
Corporate bonds	15	—	15	—	—
Exchange traded funds	13	13	—	—	—
Collective investment funds (fixed income)	753	—	—	—	753
Alternative investments						—% - 30%	3%
Limited partnerships	41	—	—	—	41
Total pension assets	$1,589	$763	$32	$—	$794		100%

	December 31, 2022
	Market Value	Level 1	Level 2	Level 3	Not Classified (1)	Weighted Average Target Allocation Pension Plans	Actual % of Plans' Assets
Cash and equivalents	$25	$25	$—	$—	$—	—% - 5%	2%
Equity securities						25% - 60%	46%
Common and preferred stock	88	88	—	—	—
Mutual funds	181	181	—	—	—
Exchange traded funds	376	376	—	—	—
Fixed income						25% - 60%	31%
U.S. government and government agency securities	198	—	198	—	—
Corporate bonds	233	—	233	—	—
Alternative investments						—% - 30%	21%
Common collective trust, measured at NAV	302	—	—	—	302
Limited partnerships	1	—	—	—	1
Total pension assets	$1,404	$670	$431	$—	$303		100%
(1) These investments have been measured using the net asset value per share practical expedient and are not required to be classified in the above tables.

Schedule of Expected Benefit Payments
The following table presents estimated future benefits projected to be paid for the next ten years from the Pension Plans’ assets or from BancShares’ general assets calculated using current actuarial assumptions. Actual benefit payments may differ from projected benefit payments.

Projected Benefits dollars in millions	Retirement Plans
2024	$78
2025	81
2026	83
2027	87
2028	88
2029-2033	426

Schedule of Accrued Liabilities
The following table provides the accrued liability as of December 31, 2023 and 2022, and the changes in the accrued liability during the years then ended:

dollars in millions	2023	2022
Accrued liability as of January 1	$36	$39
Accrued liability of acquired banks	—	2
Discount rate adjustment	—	(2)
Benefit expense and interest cost	2	2
Benefits paid	(4)	(5)
Benefits forfeited	—	—
Accrued liability as of December 31	$34	$36
Discount rate at December 31	5.09%	4.67%

Schedule of Nonvested Restricted Stock Units Activity
The following table presents the unvested BancShares RSUs at December 31, 2023 and 2022, which have vesting periods through 2024. There were no grants of stock-based compensation awards during 2023 or 2022. The fair value of RSUs that vested and settled in stock during 2023 and 2022 were $16 million and $64 million, respectively.

Stock-Settled Awards Outstanding	Stock-Settled Awards
share amounts in whole dollars	Number of Shares	Weighted Average Grant Date Value(1)
December 31, 2023
Unvested at beginning of period	42,989	$859.76
Forfeited / cancelled	(643)	859.76
Vested / settled awards	(22,091)	859.76
Unvested at end of period	20,255	$859.76

December 31, 2022
Unvested at beginning of period	—	$—
Unvested CIT RSUs converted to BancShares RSUs at Merger Date	116,958	859.76
Unvested CIT PSUs converted to RSUs at Merger Date	10,678	859.76
Forfeited / cancelled	(5,194)	859.76
Vested / settled awards	(79,453)	859.76
Unvested at end of period	42,989	$859.76
(1) Represents the share price of BancShares as of the CIT Merger Date.